Related party transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Leases balances
Right-of-use asset	€ 4,570,866		€ 4,316,440
Lease Agreements
Lease Transactions
Depreciation	16,588	€ 15,779
Interest expense	1,124	1,326
Lease expense	910	897
Leases balances
Right-of-use asset	102,345		116,975
Lease liability	104,822		119,281
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	6,303	5,937
Interest expense	407	493
Lease expense	910	859
Leases balances
Right-of-use asset	43,077		48,794
Lease liability	44,118		50,997
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation	10,285	9,842
Interest expense	717	833
Lease expense		€ 38
Leases balances
Right-of-use asset	59,268		68,181
Lease liability	€ 60,704		€ 68,284